Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue, net
Total revenue, net		$ 177,933,890	$ 214,405,226	$ 290,376,371
Cost of revenue		172,983,529	209,112,615	282,561,907
Gross profit		4,950,361	5,292,611	7,814,464
OPERATING EXPENSES
Selling expenses		2,343,841	1,991,992	1,931,785
General and administrative expenses		3,950,351	2,425,587	2,511,424
Total operating expenses		6,294,192	4,417,579	4,443,209
(LOSS)/INCOME FROM OPERATIONS		(1,343,831)	875,032	3,371,255
OTHER INCOME/(EXPENSES)
Foreign exchange transaction (loss)/gain		(258,649)	1,788,870	301,133
Interest expense		(696,908)	(567,915)	(356,624)
Short-term investment income		67,293	14,748	30,775
Subsidy income		54,104	125,125	213,741
Loss from termination of the VIE agreements				(205,249)
Other expenses, net		(160,022)	(219,020)	(197,945)
Total other (expenses)/income, net		(994,182)	1,141,808	(214,169)
(LOSS)/INCOME BEFORE INCOME TAX PROVISION		(2,338,013)	2,016,840	3,157,086
INCOME TAX BENEFIT/(EXPENSES)		65,716	(265,670)	(587,276)
NET (LOSS)/INCOME		(2,272,297)	1,751,170	2,569,810
Foreign currency translation adjustments		839,409	(1,238,224)	817,991
TOTAL COMPREHENSIVE (LOSS)/INCOME		$ (1,432,888)	$ 512,946	$ 3,387,801
(LOSS) EARNINGS PER ORDINARY SHARE:
– BASIC (in Dollars per share)		$ (0.22)	$ 0.19	$ 0.29
– DILUTED (in Dollars per share)		$ (0.2)	$ 0.18	$ 0.27
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES*:
– BASIC (in Shares)	[1]	10,415,461	9,201,374	8,826,374
– DILUTED (in Shares)	[1]	11,084,571	9,918,931	9,547,346
Sales of electronic components, net of sales taxes and value added taxes
Revenue, net
Total revenue, net		$ 175,320,895	$ 211,123,155	$ 286,539,736
Service commission fees, net of sales taxes and value added taxes
Revenue, net
Total revenue, net		$ 2,612,995	$ 3,282,071	$ 3,836,635

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.